UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-21067
                        ---------------------------------
                       Investment Company Act file number

                       TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                           505 PARK AVENUE, 5TH FLOOR
                               NEW YORK, NY 10022
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             TORREY ASSOCIATES, LLC
                           505 PARK AVENUE, 5TH FLOOR
                               NEW YORK, NY 10022
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (212) 644-7800
                                                    --------------
Date of fiscal year end: 3/31/2005
                        ----------
Date of reporting period: 9/30/2005
                        -----------

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------


		TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
			Financial Statements
                            (Unaudited)


                Period April 1, 2005 to September 30, 2005

		Torrey International Strategy Partners, LLC
		Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
	             		September 30, 2005

--------------------------------------------------------------------------------

		Torrey International Strategy Partners, LLC
	     	      Financial Statements
			 (Unaudited)


                Period April 1, 2005 to September 30, 2005


                       Contents

Statement of Assets and Liabilities......................... 1

Schedule of Investments in Unaffiliated Investment Funds.... 2

Statement of Operations..................................... 3

Statements of Changes in Members' Equity - Net Assets....... 4

Statement of Cash Flows..................................... 5

Notes to Financial Statements............................... 6

                                     Torrey International Strategy Partners, LLC
                                             Statement of Assets and Liabilities
--------------------------------------------------------------------------------
                                                              September 30, 2005

--------------------------------------------------------------------------------

ASSETS

Investments in investment funds, at fair value (cost $18,270,000)    $22,817,138
Cash                                                                     707,222
Due from investment fund						       0
Other assets                                                               3,034
--------------------------------------------------------------------------------

Total Assets                                                          23,527,394
--------------------------------------------------------------------------------

LIABILITIES

Member redemptions payable						  12,738
Due to investment advisor						 117,108
Professional fees payable						 125,474
Administrative fees payable						  18,990
Advance member subscriptions						 199,000
--------------------------------------------------------------------------------

Total Liabilities                                                        473,310
--------------------------------------------------------------------------------

Net Assets                                                           $23,054,084
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital subscriptions - net					    $18,506,946
  Net unrealized appreciation on investments			      4,547,138

--------------------------------------------------------------------------------

Members' Equity - Net Assets
(equivalent to $118.50 per unit based on 194,545 units outstanding) $23,054,084

--------------------------------------------------------------------------------


  See accompanying notes to financial statements.

                                     Torrey International Strategy Partners, LLC
            Schedule of Investments in Unaffiliated Investment Funds (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 2005

--------------------------------------------------------------------------------

Investment Fund (a)	     Cost	Fair value Percentage 2005 	Liquidity
						    of net    Change
						    assets    in net
 							    unrealized
							   appreciation
--------------------------- ----------- ---------- ------- ------------ --------

Equity Long/Short Hedged
------------------------
 Bailey Coates Cromwell
	      Fund, L.P.     			   0.00%    (17,744)	Monthly
 Global Undervalued
	Securities Fund
	      (QP), L.P.     1,500,000 	1,969,091  8.54%    287,510 	Quarterly
 Narragansett Overseas,
		    L.P.     1,500,000 	1,424,247  6.18%   (121,619)	Quarterly
 Odey Japan & General
	      Fund (USD)     1,500,000 	1,729,211  7.50%    191,874 	Monthly
 Optimal Japan Fund,
		    L.P.     1,440,000 	2,163,505  9.38%    282,799 	Monthly
 The Arcus Zensen Fund,
		    L.P.     1,390,000  2,027,917  8.80%    115,066     Monthly
 The Gradient Europe
	      Fund, Ltd.     1,190,000 	2,496,492 10.83%    676,616 	Monthly
 The Gradient Europe
	      Fund, L.P.       250,000 	  403,707  1.75%    113,066 	Monthly
 The Tantallon (US
      Feeder) Fund, L.P.     1,200,000 	1,406,451  6.10%    177,537 	Monthly
 Boyer Allan Pacific
           Partners L.P.     1,600,000  1,753,351  7.61%    153,351     Semi-
									annually
 The Blackhorse Asia Fund    1,200,000  1,146,075  4.97%    (53,925)    Monthly
Polaris Prime Euro Tech LP  1,500,000  1,676,456  7.27%    176,456     Quarterly

------------------------    ----------  --------- ------  ---------
Strategy Total		    14,270,000 18,196,503 78.93%  1,980,987

Emerging Markets
------------------------
 Artha Emerging Markets
	      Fund, L.P.     1,250,000  1,583,764  6.87%    145,757 	Quarterly
 Gramercy Emerging
      Markets Fund, LLC        500,000 	  520,917  2.26%    (16,155) 	Semi-
 Neon Liberty Emerging 							Annually
      Markets Fund, L.P.     1,550,000 	1,767,441  7.67%     57,597 	Quarterly
 Palmyra Capital Fund,
		L.P.	       700,000    748,514  3.25%     48,514     Monthly
-----------------------      ---------  --------- ------    -------
Strategy Total		     4,000,000 	4,620,635 20.04%    235,713



--------------------      ----------- ----------- ------ ----------
--------------------      ----------- ----------- ------ ----------
Total investments in
    investment funds 	  $18,270,000 $22,817,138 98.97% $2,216,700
--------------------      ----------- ----------- ------ ----------
--------------------      ----------- ----------- ------ ----------

Other Assets less Liabilities		  236,946  1.03%
				      ----------- -------
 Net assets representing
   members' equity		      $23,054,084 100.00%
				      ----------- --------


(a) All of the Fund's investments are considered to be illiquid because the investments can only be redeemed on a monthly, quarterly, or semi-annual basis.


See accompanying notes to financial statements.

                                     Torrey International Strategy Partners, LLC
                                                         Statement of Operations
--------------------------------------------------------------------------------
                                                       September 30, 2005

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest Income                                                       $   30,089
Other Income								       0
--------------------------------------------------------------------------------

Total Investment Income                                                   30,089
--------------------------------------------------------------------------------

OPERATING EXPENSES

Management fee								 216,095
Insurance expense							   6,798
Legal expense								  36,000
Audit expense							          19,917
Board of Managers' fees							  15,000
Investor servicing fees							  15,643
Tax expense								   8,900
Professional and administration fees					  24,842
Other Expenses								   4,684
--------------------------------------------------------------------------------

Total Operating Expenses                                                 347,879
--------------------------------------------------------------------------------

Net Investment Loss                                                    (317,790)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized loss from investments in investment funds 		       (336,424)
Change in net unrealized appreciation from investments in
     investment funds						       2,216,700
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain from Investments                      1,880,275
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' EQUITY - NET ASSETS DERIVED FROM OPERATIONS      $1,562,485
--------------------------------------------------------------------------------




  See accompanying notes to financial statements.

                                     Torrey International Strategy Partners, LLC
                           Statements of Changes in Members' Equity - Net Assets
--------------------------------------------------------------------------------
                            Periods ended September 30, 2005 and March 31, 2005

--------------------------------------------------------------------------------

OPERATIONS				September 30, 2005	  March 31, 2005
					----------------	----------------
Net investment gain (loss)		$      (317,790)	$      (349,515)
Net realized gains (loses) from
   investments	       			       (336,424)	       (237,752)
Change in net unrealized appreciation from
	unaffiliated investment funds	      2,216,700	               1,191,141
Change in net unrealized depreciation from
	affiliated investment funds		      0                        0
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
                 Derived from Operations      1,562,485			603,874
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Member subscriptions                          2,769,527               3,444,912
Member interests repurchased                   (713,101)               (773,449)
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
   Derived from Capital Transactions          2,056,425               2,671,463
--------------------------------------------------------------------------------

Net Increase in Members' Equity - Net Assets  3,618,911               3,275,337
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS
       AT BEGINNING OF PERIOD		     19,435,174              16,159,838
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS
       AT END OF THE PERIOD		    $23,054,085             $19,435,174
--------------------------------------------------------------------------------



  See accompanying notes to financial statements.

                                     Torrey International Strategy Partners, LLC
                                                         Statement of Cash Flows
--------------------------------------------------------------------------------
                                                 Period Ended September 30, 2005

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in Members' Equity derived from operations           $  1,562,485
Adjustments to reconcile net increase in members' equity -
   net assets derived from operations to net cash used in operating activities:
    Change in net unrealized appreciation from investments in
        investment funds                                	   (2,216,700)
    Net realized loss on investments in investment funds               336,424
    Proceeds from sales of investments in investment funds	     1,213,576
    Purchases of investments in investment funds	           (5,000,000)

    Change in advance manager contributions	                             0
    Increase in due from investment funds                              (3,034)
    Decrease in other assets	                                           250
    Increase in due to investment advisor	                        21,835
    Increase in professional and administrative fees payable            53,206


Net cash used in operating activities                                (4,031,957)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from member subscriptions				      2,693,880
Payments for member interests repurchased	                       (637,455)
Decrease in payments for advance member subscriptions	               (368,000)
Increase in member redemptions payable	                                (17,347)


Net cash provided by financing activities                              1,671,078
--------------------------------------------------------------------------------

Net decrease in cash                                                 (2,360,879)
Cash at beginning of period                                            3,068,099
--------------------------------------------------------------------------------

Cash at end of period                                                   $707,220
--------------------------------------------------------------------------------





  See accompanying notes to financial statements.

                                    Torrey International Strategy Partners, LLC
                                       Notes to Financial Statements (Unaudited)

                                                              September 30, 2005

(1) Organization

    Torrey International Strategy Partners, LLC, a Delaware limited liability company (the Fund), is register under the Investment Company Act of 1940, and is a closed-end, non-diversified, management Investment Company. The Fund was formed on March 25, 2002, and commenced operations on November 1, 2002. The Fund's term is perpetual unless the Fund is otherwise dissolved under the terms of its limited liability company agreement. The investment advisor of the Fund is Torrey Associates, LLC. The power to manage and control the business affairs of the Fund is vested in the Board of Managers, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the business of the Fund. Investors may purchase units of the Fund through private placements. Investors may not be able to liquidate their investment other than as a result of repurchases of units by the Fund. The Board of Managers, from time to time and in their complete and exclusive discretion, may determine to cause the Fund to repurchase units.

(2) Summary of Significant Accounting Policies

    The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

    (a) Investments in Investment Funds

    Investments in investment funds are reported at fair value and are valued by the investment advisor in accordance with the Fund's limited liability company agreement and the valuation procedures (the "Valuation Procedures") set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers. The investment advisor will value interests in investment funds at fair value, which ordinarily will be the value determined by the portfolio manager for each investment fund in accordance with the policies established by the relevant investment fund. Fair values of investments in these investment funds are generally determined by the investment advisor based on periodic financial information (including annual audited financial statements) obtained from investment funds. Realized gains and losses are recognized at the time of full withdrawal from an investment fund. Unrealized gains and losses are reflected in operations when changes between the carrying value and fair value of investment fund interests occur.

    The Valuation Procedures that have been approved by the Board of Managers seek to ensure that the Fund is able to reliably determine the value of its investments in investment funds. In accordance with the Fund's Valuation Procedures, in any instance in which the investment advisor has reason to believe that the current valuation of an interest in an investment fund does not represent the fair value of such interest, the investment advisor will promptly provide the Board of Mangers with its proposed valuation for that interest, on the basis of all relevant information available at the time, including independent appraisals if readily obtainable. The investment advisor will take steps to ascertain the fair value of an interest in an investment fund, among other things, making appropriate inquires of the investment funds, seeking an independent appraisal of the investment fund of its holdings (to the extent feasible) and/or applying a discount or

                                     Torrey International Strategy Partners, LLC
                                       Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

                                                              September 30, 2005
--------------------------------------------------------------------------------

    premium based on the investment advisor's professional opinion of market and other events and the investment advisor's current knowledge of the investment fund's current holdings. Prior to investing in any investment fund, the investment advisor will conduct a due diligence review of the valuation methodology used by the investment fund, which as a general matter will use market value when available, and otherwise use principles of fair value that the investment advisor reasonably believes to be consistent with those used by the Fund for valuing its own investments. In the absence of specific transaction activity in a particular investment fund, the investment advisor will consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount.

    All of the Fund's investments are considered to be illiquid because the investments can only be redeemed on a monthly, quarterly, or semi-annual basis.


    (b) Subscriptions and Repurchases

	Member capital subscription requests may be accepted at such times as the Board of Managers may determine, subject to the receipt of funds on or before the acceptance date set by the Board. Generally, subscriptions are recorded in the capital accounts as of the beginning of the first business day of the month following the subscription. Any cash received by the Fund prior to this date is recorded as an advance member subscription liability until reflected in the capital accounts.

	The Fund may repurchase units pursuant to written tenders by members. These repurchases are made at such times as determined by the Board of Managers. Generally, the Fund repurchases units from members two times each year, in June and December.

    (c) Advance Manager Contributions

        Fund contributions to investee funds are typically recorded on the first business day of the month following the contribution. Cash that is invested by the Fund prior to this date is recorded as an advance manager contribution.

    (d) Income Taxes

	The Fund is not subject to income taxes; the individual members are required to report their distributive share of the Fund's realized income, gain, loss, deductions, or credits on their individual income tax returns. Net investment losses of $654,215 have been reclassified to net capital contributed by members in the analysis of net assets section of the accompanying statement of assets and liabilities.

    (e) Revenue and Expenses

	Interest income is accrued as earned. Expenses are accrued as incurred. The Fund bears all of its general and administrative expenses.

                                     Torrey International Strategy Partners, LLC
                                       Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 2005

--------------------------------------------------------------------------------
    (f) Profit and Loss Allocations

        Profits and losses are allocated to the members in accordance with the terms of the limited liability company agreement. In general, each member shares in the profits and losses of the Fund in proportion to their respective interests in the Fund.

    (g) Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

	The assets of the Fund's investees may consist of readily marketable
	securities, which are valued at quoted market prices. However, because the
	Fund does not directly invest in the underlying securities of the investee,
	and due to restrictions on the transferability and timing of withdrawals
	from the investee, the amounts realized upon liquidation could differ from
	such reported values.

    (h) Foreign Currency

        The Fund holds certain investments in investment funds that are denominated in currencies other than U.S. dollars. These amounts are converted to U.S. dollar amounts using spot currency rates on the day of valuation. Purchases and sales of investments and income and expense items denominated in currencies other than U.S. dollars are translated into U.S. dollar amounts on the respective dates of such transactions.

	The Fund does not isolate that portion of the results of operations resulting from changes in currency exchange rates on investments from the fluctuations arising from changes in fair value of investments held. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

(3) Expenses of the Fund

	The Fund bears all expenses in connection with the operation of the Fund. Examples of expenses borne by the Fund include all costs and expenses related to portfolio transactions and positions for the Fund's account, costs and expenses related to the establishment of any investments managed by sub-advisors, legal fees, accounting fees, operation and compliance support fees and expenses, costs of insurance, organizational and registration expenses, offering costs, and expenses of meetings of managers and investors of the Fund.

	The Fund pays the placement agent a quarterly investor servicing fee at an annual rate of 0.15% of the Fund's net assets each quarter. Investor servicing fees totaled $15,643 for the period ended September 30, 2005. At the discretion of the placement agent investors may be charged a front-end sales charge in an amount up to 3% of the gross investment of each investor in the Fund.

			             Torrey International Strategy Partners, LLC
                                       Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 2005

--------------------------------------------------------------------------------

    	The Fund pays each independent member of the Board of Managers an annual compensation of $15,000 per year. These fees totaled $15,000 for the period ended September 30, 2005.


(4) Management Fees

	The investment advisor is paid a management fee by the Fund as compensation for its services to the Fund at an annual rate of 2.0% of the Fund's net assets. The management fee is payable quarterly in arrears calculated on the basis of net asset value as of the end of such quarter. Management fees totaled $216,095 for the period ended September 30, 2005.

(5) Investment Transactions

	Aggregate purchase and proceeds from sales of investment funds for the period ended September 30, 2005 amounted to $6,213,576.

	At September 30, 2005, the cost of the investments for federal income tax purposes was $18,270,000 and the accumulated net unrealized appreciation on investments was $4,547,138 consisting of $4,676,816 gross unrealized appreciation and $129,677 gross unrealized depreciation.

(6) Financial Highlights


                	           April 1, 2005- 		November 1, 2002*-
			       September 30, 2005 March 31, 2005 March 31, 2004
                                   -------------- --------------  --------------
Per unit operating performance:
(For a share of capital stock
  outstanding throughout the
                    period):
     Net asset value, beginning
	              of period	     $110.63 	     $108.85         $100.00

     Income (loss) from investment
                       operations:
	       Net investment loss    (1.60)          (3.90)	      (7.73)
     Net realized/unrealized gain
                   on investments      9.47            5.68           16.58
                                   -------------- --------------  --------------
  Total from investment operations     7.87            1.78            8.85
                                   -------------- --------------  --------------
    Net asset value, end of period  $118.50 	     $110.63 	    $108.85
			           -------------- --------------  --------------
Total return:			      7.12%	       1.64%	       8.85%

Supplemental data:
   Net assets, end of period         $23,054,085    $19,435,174	    $8,998,573
   Ratio to average net
        assets (annualized):
	    Expenses		      3.29%	       3.74%	      5.80%
	    Net investment loss	     -3.01%	      -3.64%	     -5.75%
	 Portfolio turnover rate      6.50%	       8.21%         12.95%

* Commencement of operations.

                                     Torrey International Strategy Partners, LLC
                                       Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 2005

--------------------------------------------------------------------------------
	Total return, expense and net investment loss ratios are calculated assuming that a member had been invested in the Fund for the entire period presented. Total return for fiscal 2003 is not annualized, but is presented for the period from inception (November 1, 2002) to March 31, 2004. The expense ratios exclude fees or expenses charged against the Fund's investment fund balances by the respective managers of the investment funds. An individual member's actual results may vary from those noted above based on the timing of capital transactions.


ITEM 2.   CODE OF ETHICS.
-------------------------

Not applicable for semi-annual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

Not applicable for semi-annual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

Not applicable for semi-annual reports.


ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable for semi-annual reports.


ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

Included as part of the report to members filed under Item 1.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
----------------------------------------------------------------
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------

Not applicable for semi-annual reports.


ITEM  8.  Portfolio Managers of Closed-End Management Investment Companies.
--------------------------------------------------------------------------


Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.


ITEM  9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
---------------------------------------------

Not applicable.

ITEM  10.  SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not applicable.


ITEM  11.  CONTROLS AND PROCEDURES.
-----------------------------------

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.
-------------------


(a)(1)  Not applicabale for semi-annual reports.

(a)(2)  The following exhibits are attached to this Form N-CSR:

        Exhibit No.   Description of Exhibit

        11(a) Certification of Chief Executive Officer pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002.

        11(b) Certification of Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.


(a)(3)  Not applicable.


(b)     The following exhibits are attached to this Form N-CSR:

        Exhibit No.   Description of Exhibit

        11(c) Certification of Chief Executive Officer and Principal
              Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.



				SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
             ----------------------------------------------
By (Signature and Title)*   /s/ JAMES A. TORREY
                         -----------------------------
                           JAMES A. TORREY, Chief Executive Officer

Date December 8, 2005
    -----------------


    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
             ----------------------------------------------
By (Signature and Title)*   /s/ RICHARD F. PITONZO
                         -----------------------------
                          RICHARD F. PITONZO, Principal Financial Officer

Date December 8, 2005
    -----------------


* Print the name and title of each signing officer under his or her signature.